Tradr 2X Long SMR Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$67,454,162
TOTAL NET ASSETS — 100.0%	$67,454,162

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Nuscale Power Corporation	Receive	14.65% (OBFR01* + 1100bps)	At Maturity	8/12/2026	$164,025,442	$-	$(167,417,670)
Marex	Nuscale Power Corporation	Receive	11.15% (OBFR01* + 750bps)	At Maturity	9/6/2026	27,146,929	-	(1,291,266)
TOTAL EQUITY SWAP CONTRACTS								$(168,708,936)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.